Share-based Payments - Additional Information (Detail) R$ in Thousands				12 Months Ended
	Aug. 07, 2018	Aug. 06, 2018	Apr. 18, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse stock split description			1.0 for 3.0 share split	1.0 for 3.0 share split	1.0 for 3.0 share split
Reverse stock split ratio			0.33	0.33	0.33
Description of share-base payments				The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.	The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.
Number of share options granted	1,296,470	956,470
Total non-current liabilities				$ (156,331,000)			R$ (796,330)		R$ (605,751)
Fair value per shares | $				$ 5.91		$ 18.00
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share option to be granted | shares				1,296,470	1,296,470
Cash-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted								110,250
Vesting period of cash-settled arrangements				4 years	4 years
Percentage of common shares subject award vesting percentage				25.00%	25.00%
Monthly installments in cash-settled arrangements				36 months	36 months
Increase in equity, capital Reserves | R$					R$ 13,706
Total non-current liabilities | R$									R$ (13,706)
Unrecognized compensation cost				$ 537,000	R$ 2,083		R$ 6,707
Weighted average period				2 years 3 months 3 days	2 years 3 months 3 days
Equity-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				828,000	828,000	127,500	127,500	23,250
Fair value per shares | $			$ 18.00
Cash and equity settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (income)				$ 2,045,000	R$ 7,923		R$ 13,860	R$ 930